Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 18 – Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date when the financial statements were issued. Based on this review, except as discussed below, the Company did not identify any subsequent events that would require adjustment or disclosure in the financial statements.

Effective January 16, 2026, the Company’s ordinary shares were trading on a 1 for 220 post-share consolidation basis on the Nasdaq Capital Market with a par value of $0.055 per share.

On January 8, 2026, the Company’s Board of Directors approved a special cash dividend to all shareholders of the Company. The dividend amount was $0.05 per share. The record date for the special cash dividend was January 22, 2026 and the payment date was February 9, 2026. The special dividend will be paid on the post-consolidation basis after the one-for-two hundred and twenty share consolidation of the Company’s ordinary shares with a market effective date on January 16, 2026.

On March 20, 2026, the Company held an Extraordinary General Meeting (the “Extraordinary Meeting”) of shareholders.. At the Extraordinary Meeting, the shareholders of the Company approved the following ordinary resolutions: (i) the authorized share capital of the Company be increased from (a) share capital of $500,000 divided into 109,000,000 shares of which (x) 9,000,000 shares designated as ordinary shares with a par value of $0.055 per share and (y)100,000,000 shares designated as preferred shares with a nominal or par value of $0.00005 per share to (b) $5,505,000 divided into shares of which (x) 100,000,000 shares are designated as ordinary shares with a par value of $0.055 per share, and (y) 100,000,000 shares are designated as preferred shares with a nominal or par value of $0.00005 per share by creation of 91,000,000 ordinary shares with par value of $0.055 per share (the “Share Capital Increase”); (ii) the approval and authorization to the Board for the future increase of the share capital and authorized shares of the Company at any one time or multiple times during a period up to two years after the date of the approval of the authorization by the shareholders of the Company, with the exact increased numbers of share capital and authorized shares and effective time as the Board may determine from time to time in its absolute discretion provided in no event the increased share capital shall exceed $500 million (the “Future Share Capital Increase”); and (iii) the registered address of the Company be changed to Sertus Chambers, Governors Square, Suite # 5-204, 23 Lime Tree Bay Avenue, P.O. Box 2547, Grand Cayman, KY1-1104, Cayman Islands (the “Address Change”). At the Extraordinary Meeting, the shareholders of the Company also approved a special resolution that the fourth amended and restated memorandum and articles of association of the Company (the “Fourth Amended and Restated M&A”).

On December 11, 2025, the Company entered into a sales agreement with a sales agent (“AGP”), with respect to an at-the-market offering program (“ATM Program”), under which the Company may, from time to time in its sole discretion, issue and sell through AGP, acting as sales agent or principal, up to $200 million of ordinary shares of the Company, par value $0.00025 per share. On April 17, 2026, the Company and AGP agreed to terminate the Sales Agreement and the ATM Program, effective immediately (the “Termination”). As of April 17, 2026, the Company has sold approximately 1,888,895 ordinary shares under the ATM program pursuant to the Sales Agreement and the aggregate gross proceeds from the ATM program were approximately $32.9 million. Share numbers are retroactively adjusted to reflect the two share consolidations of the ordinary shares of the Company in January 2026 and April 2026. Upon and after the Termination, no more Ordinary Shares was sold under the ATM program.

On April 1, 2026, Nanjing Yanqing received the 2025 annual profit dividend distributed by JYLJ, in an aggregate amount of RMB 1,522,965 ($216,675).

On April 3, 2026, the Board approved another share consolidation with a ratio of one-for-three for authorized and issued ordinary shares and to round up the fractions of the issued consolidated shares resulting from the share consolidation. The Company’s ordinary shares began to trade on the NASDAQ Stock Market on the post-consolidation basis under the symbol “OCG” on April 27, 2026. The share consolidation is primarily being effectuated to comply with Nasdaq Marketplace Rule 5550(a)(2) related to the minimum bid price per share of the Company’s ordinary shares.

As of the date of this report, the Company has recovered RMB125,884,430 ($17,909,805) of receivables from Jiangsu Yanggu, a related party.

On April 20, 2026, the Company entered into a Subscription Agreement (the “Agreement”) with Jade Cove, L.P., a Cayman Islands exempted limited partnership (“Jade Cove”). Jade Cove makes direct and indirect investments in internet technology companies in the fields of commerce, content and entertainment. Pursuant to the Agreement, the Company will make a subscription in an aggregate amount of $10,000,000 to acquire 66.67% interest in Jade Cove and will become a limited partner of Jade Cove and be bound by the partnership agreement.